Contract Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Deferred income	€ 0.4	€ 0.9
Revenue recognized from deferred income	€ 1.0	€ 6.1	€ 0.0